Organization and Nature of Business Operations (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Proceeds from Issuance Initial Public Offering	$ 73,600,000
Warrants Issued In Private Placement (in shares)	4,166,667
Stock Issued During Period Value New Issues	75,000,000
Percentage Of Trust Income Released To Purchase Shares	15.00%
Percentage Of Shares To Be Redeemed To Release Funds Held In Trust	100.00%
Maximum Duration To Effect Business Combination	21 months
Liquidity Disclosure, Future Obligations Not Expected to be Repaid, Amount	50,000
Legal, Accounting, Underwriting Fee	4,700,000
Proceeds from Issuance of Warrants	3,200,000
Common Stock [Member]
Stock Issued During Period Value New Issues	$ 750
Sale of common stock to Chairman on February 29, 2012 at $10.00 per unit (in shares)	10,000
Common Stock [Member] | Clinton Magnolia Master Fund Ltd [Member]
Stock Issued During Period Shares To Affiliate	1,875,000
Stock Issued During Period To Affiliate Par Value Per Share	$ 0.0115942
Warrants Issued During Period To Affiliate	4,166,667
Warrants Issued During Period To Affiliate Par Value Per Share	$ 0.733962